Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 2.6	$ 2.5	$ 2.3
Variable costs	0.6
Short-term lease expense	$ 0.3	$ 0.2	$ 0.1